Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2018
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income in fiscal 2016, 2017 and 2018 consist of the following:

	Millions of yen
	2016	2017	2018
Life insurance premiums	¥209,120	¥247,427	¥299,320
Life insurance related investment income (loss)	(19,699)	48,513	52,270

	¥189,421	¥295,940	¥351,590

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2016, 2017 and 2018, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2016	2017	2018
Reinsurance benefits	¥2,298	¥4,023	¥3,617
Reinsurance premiums	(11,530)	(9,657)	(6,993)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts

The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥(33,318)	¥37,016	¥46,890
Net gains or losses from derivative contracts:	1,633	(10,568)	(7,332)
Futures	1,116	(9,118)	(6,238)
Foreign exchange contracts	496	220	(270)
Options held	21	(1,670)	(824)
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(459,482)	¥(189,481)	¥(161,510)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	418,731	¥185,830	180,775
Changes in the fair value of the reinsurance contracts	(1,817)	¥15,739	7,108